Guarantor Information	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010	Oct. 02, 2010 Ergotron, Inc	Dec. 31, 2009 Ergotron, Inc
GUARANTOR INFORMATION

(M)	GUARANTOR FINANCIAL STATEMENTS

Nortek’s 10% Notes and 8.5% Notes are guaranteed by each of Nortek’s current and future domestic subsidiaries that guarantee Nortek’s obligations under its senior secured credit facilities (the “Guarantors”). The Guarantors are wholly-owned either directly or indirectly by Nortek and jointly and severally guarantee Nortek’s obligations under the 10% Notes and 8.5% Notes. None of Nortek’s foreign subsidiaries guarantee the 10% Notes and 8.5% Notes.

Consolidating balance sheets related to Nortek, the Guarantors and non-Guarantor subsidiaries as of October 1, 2011 and December 31, 2010 and the related consolidating statements of operations and cash flows for the third quarter and first nine months ended October 1, 2011 and October 2, 2010 are reflected below in order to comply with the reporting requirements for guarantor subsidiaries.

Condensed Consolidating Balance Sheet as of October 1, 2011

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$22.9	$9.4	$24.9	$—	$57.2
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	203.1	82.0	—	285.1
Intercompany receivables (payables)	1.6	(20.4)	18.8	—	—
Inventories, net	—	253.4	79.5	(3.9)	329.0
Prepaid expenses	1.1	11.4	5.4	—	17.9
Other current assets	1.6	33.9	9.2	(3.3)	41.4
Prepaid income taxes	4.0	13.7	0.7	—	18.4

Total current assets	31.2	504.5	220.6	(7.2)	749.1

Property and Equipment, at Cost:
Total property and equipment, net	0.5	145.7	71.3	—	217.5

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,236.9	96.5	(43.8)	(1,289.6)	—
Goodwill	—	289.6	15.1	—	304.7
Intangible assets, less accumulated amortization	—	632.4	38.0	—	670.4
Other assets	25.0	18.8	0.5	—	44.3

Total other long-term assets	1,261.9	1,037.3	9.8	(1,289.6)	1,019.4

Total assets	$1,293.6	$1,687.5	$301.7	$(1,296.8)	$1,986.0

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$2.1	$—	$2.1
Current maturities of long-term debt	28.5	3.3	1.9	—	33.7
Long-term debt	—	—	0.2	—	0.2
Accounts payable	0.9	81.6	88.1	—	170.6
Accrued expenses and taxes, net	40.0	142.3	48.0	—	230.3

Total current liabilities	69.4	227.2	140.3	—	436.9

Other Liabilities:
Deferred income taxes	(35.6)	154.4	9.5	(2.7)	125.6
Other long-term liabilities	43.2	115.8	16.0	—	175.0

	7.6	270.2	25.5	(2.7)	300.6

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,115.0	14.9	17.0	—	1,146.9

Stockholder’s investment (deficit)	101.6	1,175.2	118.9	(1,294.1)	101.6

Total liabilities and stockholder’s investment (deficit)	$1,293.6	$1,687.5	$301.7	$(1,296.8)	$1,986.0

Condensed Consolidating Balance Sheet as of December 31, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$16.0	$21.3	$20.4	$—	$57.7
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	203.6	77.2	—	280.8
Intercompany receivables (payables)	1.4	(27.4)	26.0	—	—
Inventories, net	—	241.1	75.9	(3.5)	313.5
Prepaid expenses	2.4	9.0	4.5	—	15.9
Other current assets	6.3	18.7	8.2	(0.9)	32.3
Prepaid income taxes	6.1	9.1	1.7	—	16.9

Total current assets	32.2	475.4	214.0	(4.4)	717.2

Property and Equipment, at Cost:
Total property and equipment, net	0.6	157.1	77.8	—	235.5

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,236.6	132.9	(20.8)	(1,348.7)	—
Goodwill	—	280.1	12.0	—	292.1
Intangible assets, less accumulated amortization	—	663.6	31.4	—	695.0
Other assets	16.3	14.2	0.8	—	31.3

Total other long-term assets	1,252.9	1,090.8	23.4	(1,348.7)	1,018.4

Total assets	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$8.6	$—	$8.6
Current maturities of long-term debt	—	5.0	2.7	—	7.7
Long-term debt	—	—	1.5	—	1.5
Accounts payable	4.0	83.9	87.8	—	175.7
Accrued expenses and taxes, net	19.3	123.9	50.0	—	193.2

Total current liabilities	23.3	212.8	150.6	—	386.7

Other Liabilities:
Deferred income taxes	(12.8)	153.5	13.7	(1.7)	152.7
Other long-term liabilities	38.0	116.2	16.9	—	171.1

	25.2	269.7	30.6	(1.7)	323.8

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,078.4	13.2	10.2	—	1,101.8

Stockholder’s investment (deficit)	158.8	1,227.6	123.8	(1,351.4)	158.8

Total liabilities and stockholder’s investment (deficit)	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

Condensed Consolidating Statement of Operations
For the third quarter ended October 1, 2011

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$446.0	$170.3	$(64.5)	$551.8

Costs and expenses:
Costs of products sold	—	330.9	145.3	(66.6)	409.6
Selling, general and administrative expenses, net	8.3	83.7	25.1	—	117.1
Amortization of intangible assets	—	10.2	0.9	—	11.1

	8.3	424.8	171.3	(66.6)	537.8

Operating (loss) earnings	(8.3)	21.2	(1.0)	2.1	14.0
Interest expense	(23.8)	(0.5)	(0.3)	—	(24.6)

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(32.1)	20.7	(1.3)	2.1	(10.6)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	21.5	(17.7)	(0.1)	(3.7)	—

(Loss) earnings before (benefit) provision for income taxes	(10.6)	3.0	(1.4)	(1.6)	(10.6)
(Benefit) provision for income taxes	(8.5)	37.0	(4.3)	(32.7)	(8.5)

Net (loss) earnings	$(2.1)	$(34.0)	$2.9	$31.1	$(2.1)

Condensed Consolidating Statement of Operations
For the third quarter ended October 2, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$411.0	$120.4	$(34.8)	$496.6

Costs and expenses:
Costs of products sold	—	290.8	104.1	(33.5)	361.4
Selling, general and administrative expenses, net	6.0	77.6	16.5	—	100.1
Amortization of intangible assets	—	7.9	0.5	—	8.4

	6.0	376.3	121.1	(33.5)	469.9

Operating (loss) earnings	(6.0)	34.7	(0.7)	(1.3)	26.7
Interest expense	(22.0)	(0.3)	(0.6)	—	(22.9)
Investment income	—	0.1	—	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	(28.0)	34.5	(1.3)	(1.3)	3.9
Charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	31.9	(17.2)	(0.4)	(14.3)	—

Earnings (loss) before (benefit) provision
for income taxes	3.9	17.3	(1.7)	(15.6)	3.9
(Benefit) provision for income taxes	(5.9)	0.7	2.0	(2.7)	(5.9)

Net earnings (loss)	$9.8	$16.6	$(3.7)	$(12.9)	$9.8

Condensed Consolidating Statement of Operations
For the first nine months ended October 1, 2011

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$1,292.2	$531.8	$(218.7)	$1,605.3

Costs and expenses:
Costs of products sold	—	940.2	459.2	(216.1)	1,183.3
Selling, general and administrative expenses, net	30.2	252.4	68.8	—	351.4
Amortization of intangible assets	—	32.0	1.9	—	33.9

	30.2	1,224.6	529.9	(216.1)	1,568.6

Operating (loss) earnings	(30.2)	67.6	1.9	(2.6)	36.7
Interest expense	(78.8)	(1.4)	(0.8)	—	(81.0)
Loss from debt retirement	(33.8)	——	—	—	(33.8)
Investment income	—	—	0.1	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(142.8)	66.2	1.2	(2.6)	(78.0)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	64.8	(52.1)	—	(12.7)	—

(Loss) earnings before (benefit) provision for income taxes	(78.0)	14.1	1.2	(15.3)	(78.0)
(Benefit) provision for income taxes	(22.9)	31.9	5.8	(37.7)	(22.9)

Net (loss) earnings	$(55.1)	$(17.8)	$(4.6)	$22.4	$(55.1)

Condensed Consolidating Statement of Operations
For the first nine months ended October 2, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$1,183.0	$378.5	$(125.0)	$1,436.5

Costs and expenses:
Costs of products sold	—	854.7	318.4	(121.6)	1,051.5
Selling, general and administrative expenses, net	19.5	224.0	54.5	—	298.0
Amortization of intangible assets	—	26.2	2.8	—	29.0

	19.5	1,104.9	375.7	(121.6)	1,378.5

Operating (loss) earnings	(19.5)	78.1	2.8	(3.4)	58.0
Interest expense	(67.1)	(1.5)	(1.3)	—	(69.9)
Investment income	—	0.1	—	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(86.6)	76.7	1.5	(3.4)	(11.8)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	74.8	(47.8)	(0.4)	(26.6)	—

(Loss) earnings before (benefit) provision for income taxes	(11.8)	28.9	1.1	(30.0)	(11.8)
(Benefit) provision for income taxes	(8.5)	9.0	6.6	(15.6)	(8.5)

Net (loss) earnings	$(3.3)	$19.9	$(5.5)	$(14.4)	$(3.3)

Condensed Consolidating Cash Flow Statement
For the first nine months ended October 1, 2011

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(72.9)	$97.3	$9.4	$33.8
Cash Flows from investing activities:
Capital expenditures	(0.1)	(10.9)	(2.9)	(13.9)
Net cash paid for businesses acquired	(5.8)	(25.1)	—	(30.9)
Investment in joint venture	—	(5.3)	—	(5.3)
Proceeds from the sale of property and equipment	0.1	0.5	—	0.6
Change in restricted cash and investments	—	0.2	—	0.2
Other, net	—	0.2	—	0.2

Net cash used in investing activities	(5.8)	(40.4)	(2.9)	(49.1)

Cash Flows from financing activities:
Increase in borrowings	50.0	5.3	25.3	80.6
Payment of borrowings	(66.8)	(5.2)	(27.3)	(99.3)
Sale of the 8.5% Senior Notes due 2021	500.0	—	—	500.0
Net proceeds from borrowings under the Term Loan Facility	348.2	—	—	348.2
Redemption of the 11% Senior Secured Notes due 2013	(753.3)	—	—	(753.3)
Long-term intercompany advance	68.9	(68.9)	—	—
Fees paid in connection with new debt facilities	(58.7)	—	—	(58.7)
Payment of minimum withholding taxes in connection with vesting of restricted stock	(2.7)	—	—	(2.7)

Net cash provided by (used in) financing activities	85.6	(68.8)	(2.0)	14.8

Net change in unrestricted cash and cash equivalents	6.9	(11.9)	4.5	(0.5)
Unrestricted cash and cash equivalents at the beginning of the period	16.0	21.3	20.4	57.7

Unrestricted cash and cash equivalents at the end of the period	$22.9	$9.4	$24.9	$57.2

Condensed Consolidating Cash Flow Statement
For the first nine months ended October 2, 2010

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(66.2)	$138.5	$2.2	$74.5
Cash Flows from investing activities:
Capital expenditures	(0.2)	(9.2)	(3.2)	(12.6)
Net cash paid for businesses acquired	—	(9.2)	—	(9.2)
Proceeds from the sale of property and equipment	—	0.1	0.4	0.5
Change in restricted cash and investments	0.1	0.7	0.4	1.2
Intercompany dividend (received from) paid by subsidiaries	10.8	4.2	(15.0)	—
Other, net	—	(0.1)	0.1	—

Net cash provided by (used in) investing activities	10.7	(13.5)	(17.3)	(20.1)

Cash Flows from financing activities:
Increase in borrowings	—	—	47.9	47.9
Payment of borrowings	(90.0)	(1.6)	(46.4)	(138.0)
Long-term intercompany advance	124.1	(124.1)	—	—
Other, net	(0.8)	0.1	—	(0.7)

Net cash provided by (used in) financing activities	33.3	(125.6)	1.5	(90.8)

Net change in unrestricted cash and cash equivalents	(22.2)	(0.6)	(13.6)	(36.4)
Unrestricted cash and cash equivalents at the beginning of the period	43.6	11.4	34.6	89.6

Unrestricted cash and cash equivalents at the end of the period	$21.4	$10.8	$21.0	$53.2

17.	GUARANTOR FINANCIAL STATEMENTS

Nortek’s 10% Notes and 8.5% Notes are guaranteed by each of Nortek’s current and future domestic subsidiaries that guarantee Nortek’s obligations under its senior secured credit facilities (the “Guarantors”). The Guarantors are wholly-owned either directly or indirectly by Nortek and jointly and severally guarantee Nortek’s obligations under the 10% Notes and 8.5% Notes. None of Nortek’s foreign subsidiaries guarantee the 10% Notes and 8.5% Notes.

Consolidating balance sheets related to Nortek, the Guarantors and non-Guarantor subsidiaries as of December 31, 2010 and December 31, 2009 and the related consolidating statements of operations and cash flows for the year ended December 31, 2010 (Successor), the period December 20, 2009 to December 31, 2009 (Successor), the period January 1, 2009 to December 19, 2009 (Predecessor) and the year ended December 31, 2008 (Predecessor) are reflected below in order to comply with the reporting requirements for guarantor subsidiaries.

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2010 (Successor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$1,563.6	$504.5	$(168.8)	$1,899.3

Costs and expenses:
Costs of products sold	—	1,131.4	429.1	(168.7)	1,391.8
Selling, general and administrative expenses, net	26.9	300.9	72.1	—	399.9
Amortization of intangible assets	—	33.7	3.3	—	37.0

	26.9	1,466.0	504.5	(168.7)	1,828.7

Operating (loss) earnings	(26.9)	97.6	—	(0.1)	70.6
Interest expense	(92.2)	(1.9)	(1.6)	—	(95.7)
Investment income	—	—	0.1	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(119.1)	95.7	(1.5)	(0.1)	(25.0)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	94.1	(65.1)	(0.4)	(28.6)	—

(Loss) earnings before (benefit) provision for income taxes	(25.0)	30.6	(1.9)	(28.7)	(25.0)
(Benefit) provision for income taxes	(11.6)	8.2	6.5	(14.7)	(11.6)

Net (loss) earnings	$(13.4)	$22.4	$(8.4)	$(14.0)	$(13.4)

Condensed Consolidating Statement of Operations
For the period December 20, 2009 to December 31, 2009 (Successor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$38.5	$10.3	$(4.8)	$44.0

Costs and expenses:
Costs of products sold	—	29.5	10.3	(4.6)	35.2
Selling, general and administrative expenses, net	—	7.3	1.2	—	8.5
Amortization of intangible assets	—	1.4	0.1	—	1.5

	—	38.2	11.6	(4.6)	45.2

Operating earnings (loss)	—	0.3	(1.3)	(0.2)	(1.2)
Interest expense	(3.5)	—	(0.1)	—	(3.6)

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(3.5)	0.3	(1.4)	(0.2)	(4.8)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(1.3)	(1.8)	0.1	3.0	—

(Loss) earnings before (benefit) provision for income taxes	(4.8)	(1.5)	(1.3)	2.8	(4.8)
(Benefit) provision for income taxes	(1.4)	(0.6)	0.1	0.5	(1.4)

Net (loss) earnings	$(3.4)	$(0.9)	$(1.4)	$2.3	$(3.4)

Condensed Consolidating Statement of Operations
For the period January 1, 2009 to December 19, 2009 (Predecessor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$1,453.2	$431.4	$(120.7)	$1,763.9

Costs and expenses:
Costs of products sold	—	1,037.6	348.9	(120.5)	1,266.0
Selling, general and administrative expenses, net	17.2	282.4	73.0	—	372.6
Pre-petition reorganization items	22.5	—	—		22.5
Goodwill impairment charge	—	284.0	—	—	284.0
Amortization of intangible assets	—	19.2	3.0	—	22.2

	39.7	1,623.2	424.9	(120.5)	1,967.3

Operating (loss) earnings	(39.7)	(170.0)	6.5	(0.2)	(203.4)
Interest expense	(132.2)	(1.5)	(1.9)	—	(135.6)
Investment income	0.1	—	0.1	—	0.2

(Loss) income before gain on reorganization items, net and charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(171.8)	(171.5)	4.7	(0.2)	(338.8)
Gain on reorganization items, net	470.4	109.7	39.0	—	619.1

Income (loss) before charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	298.6	(61.8)	43.7	(0.2)	280.3
Charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	(18.3)	(22.3)	(0.1)	40.7	—

Earnings (loss) before provision (benefit) for income taxes	280.3	(84.1)	43.6	40.5	280.3
Provision (benefit) for income taxes	85.0	94.0	25.0	(119.0)	85.0

Net earnings (loss)	$195.3	$(178.1)	$18.6	$159.5	$195.3

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2008 (Predecessor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$1,845.1	$572.3	$(147.7)	$2,269.7

Costs and expenses:
Costs of products sold	—	1,356.6	464.2	(147.3)	1,673.5
Selling, general and administrative expenses, net	34.8	349.5	83.7	—	468.0
Goodwill impairment charge	—	698.3	11.7	—	710.0
Amortization of intangible assets	0.3	24.2	3.7	—	28.2

	35.1	2,428.6	563.3	(147.3)	2,879.7

Operating (loss) earnings	(35.1)	(583.5)	9.0	(0.4)	(610.0)
Interest expense	(129.2)	(2.4)	(3.1)	—	(134.7)
Loss from debt retirement	(9.9)	—	—	—	(9.9)
Investment income	0.1	0.2	0.5	—	0.8

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(174.1)	(585.7)	6.4	(0.4)	(753.8)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(579.7)	(43.7)	(0.2)	623.6	—

(Loss) earnings before provision (benefit) for income taxes	(753.8)	(629.4)	6.2	623.2	(753.8)
Provision (benefit) for income taxes	26.9	25.5	12.0	(37.5)	26.9

Net (loss) earnings	$(780.7)	$(654.9)	$(5.8)	$660.7	$(780.7)

Condensed Consolidating Balance Sheet as of December 31, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$16.0	$21.3	$20.4	$—	$57.7
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	203.6	77.2	—	280.8
Intercompany receivables (payables)	1.4	(27.4)	26.0	—	—
Inventories, net	—	241.1	75.9	(3.5)	313.5
Prepaid expenses	2.4	9.0	4.5	—	15.9
Other current assets	6.3	18.7	8.2	(0.9)	32.3
Prepaid income taxes	6.1	9.1	1.7	—	16.9

Total current assets	32.2	475.4	214.0	(4.4)	717.2

Property and Equipment, at Cost:
Total property and equipment, net	0.6	157.1	77.8	—	235.5

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,236.6	132.9	(20.8)	(1,348.7)	—
Goodwill	—	280.1	12.0	—	292.1
Intangible assets, less accumulated amortization	—	663.6	31.4	—	695.0
Other assets	16.3	14.2	0.8	—	31.3

Total other long-term assets	1,252.9	1,090.8	23.4	(1,348.7)	1,018.4

Total assets	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$8.6	$—	$8.6
Current maturities of long-term debt	—	5.0	2.7	—	7.7
Long-term debt	—	—	1.5	—	1.5
Accounts payable	4.0	83.9	87.8	—	175.7
Accrued expenses and taxes, net	19.3	123.9	50.0	—	193.2

Total current liabilities	23.3	212.8	150.6	—	386.7

Other Liabilities:
Deferred income taxes	(12.8)	153.5	13.7	(1.7)	152.7
Other long-term liabilities	38.0	116.2	16.9	—	171.1

	25.2	269.7	30.6	(1.7)	323.8

Notes, Mortgage Notes and Obligations
Payable, Less Current Maturities	1,078.4	13.2	10.2	—	1,101.8

Stockholder’s investment (deficit)	158.8	1,227.6	123.8	(1,351.4)	158.8

Total liabilities and stockholder’s investment (deficit)	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

Condensed Consolidating Balance Sheet as of December 31, 2009

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$43.6	$11.4	$34.6	$—	$89.6
Restricted cash	0.1	0.7	0.5	—	1.3
Accounts receivable, less allowances	—	187.8	61.3	—	249.1
Intercompany receivables (payables)	1.3	(3.2)	1.9	—	—
Inventories, net	—	227.3	49.9	(4.0)	273.2
Prepaid expenses	9.0	6.3	2.7	—	18.0
Other current assets	1.1	4.8	7.6	—	13.5
Prepaid income taxes	8.1	16.7	0.6	—	25.4

Total current assets	63.2	451.8	159.1	(4.0)	670.1

Property and Equipment, at Cost:
Total property and equipment, net	0.4	162.7	81.8	—	244.9

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	993.9	49.6	(30.2)	(1,013.3)	—
Goodwill	—	142.8	12.0	—	154.8
Intangible assets, less accumulated amortization	—	501.9	34.7	—	536.6
Other assets	8.5	2.6	1.4	—	12.5

Total other long-term assets	1,002.4	696.9	17.9	(1,013.3)	703.9

Total assets	$1,066.0	$1,311.4	$258.8	$(1,017.3)	$1,618.9

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$13.4	$—	$13.4
Current maturities of long-term debt	25.0	2.2	5.2	—	32.4
Long-term debt	—	—	4.1	—	4.1
Accounts payable	1.6	66.8	56.1	—	124.5
Accrued expenses and taxes, net	21.4	111.7	41.8	—	174.9

Total current liabilities	48.0	180.7	120.6	—	349.3

Other Liabilities:
Deferred income taxes	(13.4)	99.2	28.3	(1.5)	112.6
Other long-term liabilities	42.9	99.6	9.0	—	151.5

	29.5	198.8	37.3	(1.5)	264.1

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	818.4	16.2	0.8	—	835.4

Stockholder’s investment (deficit)	170.1	915.7	100.1	(1,015.8)	170.1

Total liabilities and stockholder’s investment (deficit)	$1,066.0	$1,311.4	$258.8	$(1,017.3)	$1,618.9

Condensed Consolidating Cash Flow Statement
For the Year Ended December 31, 2010 (Successor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
		(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(145.7)	$177.7	$14.9	$46.9
Cash Flows from investing activities:
Capital expenditures	(0.3)	(13.4)	(6.1)	(19.8)
Net cash paid for businesses acquired	(76.1)	(209.1)	—	(285.2)
Proceeds from the sale of property and equipment	—	—	0.4	0.4
Change in restricted cash and investments	0.1	0.7	0.4	1.2
Intercompany dividend paid by (received from) subsidiaries	10.8	4.2	(15.0)	—
Other, net	0.1	(0.2)	0.1	—

Net cash used in investing activities	(65.4)	(217.8)	(20.2)	(303.4)

Cash Flows from financing activities:
Increase in borrowings	90.1	—	43.0	133.1
Payment of borrowings	(95.0)	(2.2)	(51.9)	(149.1)
Net proceeds from the sale of the 10% Senior Unsecured Notes due 2018	250.0	—	—	250.0
Long-term intercompany advance	(52.1)	52.1	—	—
Fees paid in connection with debt facilities	(9.5)	—	—	(9.5)
Other, net	—	0.1	—	0.1

Net cash provided by (used in) financing activities	183.5	50.0	(8.9)	224.6

Net change in unrestricted cash and cash equivalents	(27.6)	9.9	(14.2)	(31.9)
Unrestricted cash and cash equivalents at the beginning of the period	43.6	11.4	34.6	89.6

Unrestricted cash and cash equivalents at the end of the period	$16.0	$21.3	$20.4	$57.7

Condensed Consolidating Cash Flow Statement
For the period December 20, 2009 to December 31, 2009 (Successor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(1.6)	$4.0	$4.4	$6.8
Cash Flows from investing activities:
Capital expenditures	—	(0.3)	(0.2)	(0.5)
Change in restricted cash and investments	0.6	—	—	0.6
Other, net	0.1	(0.1)	(0.2)	(0.2)

Net cash provided by (used in) investing activities	0.7	(0.4)	(0.4)	(0.1)

Cash Flows from financing activities:
Increase in borrowings	—	—	0.3	0.3
Payment of borrowings	—	—	(4.1)	(4.1)
Long-term intercompany advance	7.0	(7.0)	—	—

Net cash provided by (used in) financing activities	7.0	(7.0)	(3.8)	(3.8)

Net change in unrestricted cash and cash equivalents	6.1	(3.4)	0.2	2.9
Unrestricted cash and cash equivalents at the beginning of the period	37.5	14.8	34.4	86.7

Unrestricted cash and cash equivalents at the end of the period	$43.6	$11.4	$34.6	$89.6

Condensed Consolidating Cash Flow Statement
For the period January 1, 2009 to December 19, 2009 (Predecessor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
		(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(183.1)	$175.6	$28.9	$21.4
Cash Flows from investing activities:
Capital expenditures	—	(11.3)	(6.6)	(17.9)
Net cash paid for businesses acquired	—	(14.1)	—	(14.1)
Proceeds from the sale of property and equipment	1.3	0.7	0.2	2.2
Change in restricted cash and investments	(0.7)	—	(0.5)	(1.2)
Other, net	(0.2)	(0.9)	(1.8)	(2.9)

Net cash provided by (used in) investing activities	0.4	(25.6)	(8.7)	(33.9)

Cash Flows from financing activities:
Increase in borrowings	20.0	—	44.7	64.7
Payment of borrowings	(75.0)	(7.7)	(61.1)	(143.8)
Long-term intercompany advance	135.2	(135.2)	—	—
Fees paid in connection with debt facilities	(4.1)	—	—	(4.1)
Other, net	—	0.2	—	0.2

Net cash provided by (used in) financing activities	76.1	(142.7)	(16.4)	(83.0)

Net change in unrestricted cash and cash equivalents	(106.6)	7.3	3.8	(95.5)
Unrestricted cash and cash equivalents at the beginning of the period	144.1	7.5	30.6	182.2

Unrestricted cash and cash equivalents at the end of the period	$37.5	$14.8	$34.4	$86.7

Condensed Consolidating Cash Flow Statement
For the Year Ended December 31, 2008 (Predecessor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
		(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(139.1)	$168.8	$24.7	$54.4
Cash Flows from investing activities:
Capital expenditures	—	(16.5)	(8.9)	(25.4)
Net cash paid for businesses acquired	—	(32.7)	—	(32.7)
Proceeds from the sale of property and equipment	—	8.5	—	8.5
Change in restricted cash and investments	—	0.3	—	0.3
Intercompany dividend paid by (received from) subsidiaries	8.6	—	(8.6)	—
Other, net	(0.9)	(0.8)	(0.2)	(1.9)

Net cash (used in) provided by investing activities	7.7	(41.2)	(17.7)	(51.2)

Cash Flows from financing activities:
Increase in borrowings	265.0	—	14.4	279.4
Payment of borrowings	(79.2)	(17.0)	(14.8)	(111.0)
Net proceeds from the sale of the 10% Senior Secured Notes due 2013	742.2	—	—	742.2
Redemption of Nortek’s senior secured credit facility	(755.5)	—	—	(755.5)
Fees paid in connection with new debt facilities	(33.8)	—	—	(33.8)
Equity investment by Nortek Holdings, Inc.	4.2	—	—	4.2
Intercompany transfers	112.0	(112.0)	—	—
Other, net	0.1	—	—	0.1

Net cash provided by (used in) financing activities	255.0	(129.0)	(0.4)	125.6

Net change in unrestricted cash and cash equivalents	123.6	(1.4)	6.6	128.8
Unrestricted cash and cash equivalents at the beginning of the period	20.5	8.9	24.0	53.4

Unrestricted cash and cash equivalents at the end of the period	$144.1	$7.5	$30.6	$182.2

NOTE E —	GUARANTOR INFORMATION

As indicated in Note A, the U.S. operations of the Company guarantee Nortek’s 10% Senior Notes due 2018. The Company is wholly-owned by Nortek and the U.S. operations jointly and severally guarantee Nortek’s obligations under the 10% Notes. The foreign operations of the Company do not guarantee the 10% Notes.

A consolidating balance sheet as of October 2, 2010 and the related statements of operations and cash flows for the nine months ended October 2, 2010 and October 3, 2009 are reflected below in order to comply with the reporting requirements for guarantor subsidiaries.

Unaudited Condensed Consolidating Balance Sheet as of October 2, 2010

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9,295,171	$3,963,867	$—	$13,259,038
Accounts receivable, net of reserves	12,517,023	23,136,956	—	35,653,979
Intercompany receivables (payables)	(34,148,485)	34,148,485	—	—
Inventories	11,351,523	6,912,207	(858,545)	17,405,185
Prepaid expenses and other assets	338,065	993,074	—	1,331,139
Income taxes receivable	522,609	15,776	—	538,385
Deferred income taxes	1,835,799	—	45,655	1,881,454

Total current assets	1,711,705	69,170,365	(812,890)	70,069,180

PROPERTY, PLANT AND EQUIPMENT, net	10,842,165	1,442,730	—	12,284,895

OTHER ASSETS
Investment in subsidiaries	9,400,390	—	(9,400,390)	—
Goodwill	—	192,784	—	192,784
Patents, net	557,218	—	—	557,218
Deferred income taxes	419,665	27,911	5,743	453,319
Other assets	428	—	—	428

Total other assets	10,377,701	220,695	(9,394,647)	1,203,749

	$22,931,571	$70,833,790	$(10,207,537)	$83,557,824

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Current maturities of long-term obligations	$3,393,750	$—	$—	$3,393,750
Current maturities of other long-term liabilities	18,000	—	—	18,000
Accounts payable	37,625	39,932,818	—	39,970,443
Accrued expenses	3,109,945	2,216,027	—	5,325,972
Accrued royalties — related party	788,103	—	—	788,103
Income tax payable	1,523,355	393,083	—	1,916,438

Total current liabilities	8,870,778	42,541,928	—	51,412,706

Stockholders’ equity	14,060,793	28,291,862	(10,207,537)	32,145,118

	$22,931,571	$70,833,790	$(10,207,537)	$83,557,824

Unaudited Condensed Consolidating Statement of Operations

For the nine months ended October 2, 2010

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

Sales	$95,784,306	$98,870,363	$(46,853,235)	$147,801,434
Cost of goods sold	55,034,762	86,054,666	(46,643,235)	94,446,193

Gross profit	40,749,544	12,815,697	(210,000)	53,355,241
Operating expenses	25,423,771	6,523,505	—	31,947,276

Operating income	15,325,773	6,292,192	(210,000)	21,407,965
Other income (expense):
Interest expense	(192,206)	(10,364)	—	(202,570)
Interest income	67,405	10,648	—	78,053
Other, net	163,950	(12,811)	(17,179)	133,960

Income before intercompany charges	15,364,922	6,279,665	(227,179)	21,417,408
Intercompany charges	(70,788)	70,788	—	—

Income before income tax expense	15,294,134	6,350,453	(227,179)	21,417,408
Income tax expense	6,429,861	847,982	—	7,277,843

NET INCOME	$8,864,273	$5,502,471	$(227,179)	$14,139,565

Unaudited Condensed Consolidating Statement of Operations

For the nine months ended October 3, 2009

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

Sales	$70,317,026	$69,979,637	(31,088,720)	$109,207,943
Cost of goods sold	42,062,093	59,063,882	(31,088,720)	70,037,255

Gross profit	28,254,933	10,915,755	—	39,170,688
Operating expenses	20,835,092	6,083,811	—	26,918,903

Operating income	7,419,841	4,831,944	—	12,251,785
Other income (expense):
Interest expense	(326,529)	(12,991)	—	(339,520)
Interest income	15,988	6,716	—	22,704
Other, net	168,949	13,211	—	182,160

Income before intercompany charges	7,278,249	4,838,880	—	12,117,129
Intercompany charges	(283,790)	283,790	—	—

Income before income tax expense	6,994,459	5,122,670	—	12,117,129
Income tax expense	3,217,189	710,246	—	3,927,435

NET INCOME	$3,777,270	$4,412,424	$—	$8,189,694

Unaudited Condensed Consolidated Statement of Cash Flows

Nine Months ended October 2, 2010

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

Cash Flows from operating activities:
Net cash provided by operating activities	$13,104,629	$1,419,493	—	$14,524,122

Cash Flows from investing activities:
Purchases of property, plant and equipment	(2,706,617)	(445,687)	—	(3,152,304)

Cash Flows from financing activities:
Payments on revolving line of credit	(8,865,145)	—	—	(8,865,145)
Borrowings on revolving line of credit	4,129,283	—	—	4,129,283
Repayment of long-term debt	(187,500)	—	—	(187,500)
Cash advances and interest on shareholder note receivables	(514,057)	—	—	(514,057)
Issuance of common stock, net of shareholder note receivables	83,262	—	—	83,262

Net cash used in financing activities	(5,354,157)	—	—	(5,354,157)

Net increase in cash and cash equivalents	5,043,855	973,806	—	6,017,661
Cash and cash equivalents at beginning of year	4,251,316	2,990,061	—	7,241,377

Cash and cash equivalents at end of year	$9,295,171	$3,963,867	$—	$13,259,038

Unaudited Condensed Consolidated Statement of Cash Flows

Nine Months ended October 3, 2009

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

Cash Flows from operating activities:
Net cash provided by operating activities	$16,161,693	$2,947,698	—	$19,109,391

Cash Flows from investing activities:
Purchases of property, plant and equipment	(1,766,430)	(110,185)	—	(1,876,615)

Cash Flows from financing activities:
Payments on revolving line of credit	(39,484,542)	—	—	(39,484,542)
Borrowings on revolving line of credit	29,500,047	—	—	29,500,047
Repayment of long-term debt	(187,500)	—	—	(187,500)
Cash advances and interest on shareholder note receivables	(736,480)	—	—	(736,480)
Issuance of common stock, net of shareholder note receivables	69,864	—	—	69,864

Net cash used in financing activities	(10,838,611)	—	—	(10,838,611)

Net increase in cash and cash equivalents	3,556,652	2,837,513	—	6,394,165
Cash and cash equivalents at beginning of year	—	1,853,811	—	1,853,811

Cash and cash equivalents at end of year	$3,556,652	$4,691,324	$—	$8,247,976

NOTE Q —	GUARANTOR INFORMATION

The Company is wholly-owned by Nortek and the U.S. operations jointly and severally guarantee Nortek’s obligations under the 10% Notes. The foreign operations of the Company do not guarantee the 10% Notes.

A consolidating balance sheet as of December 31, 2009 and the related statements of operations and cash flows for the year ended December 31, 2009 are reflected below in order to comply with the reporting requirements for guarantor subsidiaries.

Consolidating Balance Sheet as of December 31, 2009

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$4,251,316	$2,990,061	$—	$7,241,377
Accounts receivable, net	9,589,386	17,554,047	—	27,143,433
Intercompany receivables (payables)	(26,850,047)	26,850,047	—	—
Inventories	8,935,227	3,693,321	(648,545)	11,980,003
Prepaid expenses and other assets	293,782	490,961	—	784,743
Income taxes receivable	522,609	120,750	—	643,359
Deferred income taxes	1,881,099	—	45,655	1,926,754

Total current assets	(1,376,628)	51,699,187	(602,890)	49,719,669

PROPERTY, PLANT AND EQUIPMENT, net	10,859,800	1,553,862	—	12,413,662

OTHER ASSETS
Investment in subsidiaries	9,400,390	—	(9,400,390)	—
Goodwill	—	192,784	—	192,784
Patents, net	891,467	—	—	891,467
Deferred income taxes	419,665	33,998	5,743	459,406
Other assets	4,343	—	—	4,343

Total other assets	10,715,865	226,782	(9,394,647)	1,548,000

	$20,199,037	$53,479,831	$(9,997,537)	$63,681,331

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Current maturities of long-term obligations	$8,317,112	$—	$—	$8,317,112
Current maturities of other long-term liabilities	207,986	—	—	207,986
Accounts payable	2,416,608	27,694,263	—	30,110,871
Accrued expenses	2,328,823	2,414,721	—	4,743,544
Accrued royalties — related party	313,156	—	—	313,156
Income tax payable	1,164,427	528,065	—	1,692,492

Total current liabilities	14,748,112	30,637,049	—	45,385,161

Stockholders’ equity	5,450,925	22,842,782	(9,997,537)	18,296,170

	$20,199,037	$53,479,831	$(9,997,537)	$63,681,331

Consolidating Statement of Operations
For the year ended December 31, 2009

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

Sales	$97,583,022	$96,275,238	$(42,506,240)	$151,352,020
Cost of goods sold	58,393,526	81,201,465	(42,549,151)	97,045,840

Gross profit	39,189,496	15,073,773	42,911	54,306,180
Operating expenses	29,026,201	8,743,328	—	37,769,529

Operating income	10,163,295	6,330,445	42,911	16,536,651
Other income (expense):
Interest expense	(402,432)	(13,127)	—	(415,559)
Interest income	37,585	8,642	—	46,227
Other, net	217,334	(15,950)	—	201,384

Income before intercompany charges	10,015,782	6,310,010	42,911	16,368,703
Intercompany charges	(498,755)	498,755	—	—

Income before income tax expense	9,517,027	6,808,765	42,911	16,368,703
Income tax expense	4,012,850	1,078,397	13,399	5,104,646

NET INCOME	$5,504,177	$5,730,368	$29,512	$11,264,057

Consolidated Statement of Cash Flows
For the year ended December 31, 2009

	U.S.	Foreign
	Operations	Operations		Ergotron
	(Guarantor)	(Non-Guarantor)	Eliminations	Consolidated

Cash Flows from operating activities:
Net cash provided by operating activities	$18,867,061	$1,295,007	$—	$20,162,068

Cash Flows from investing activities:
Purchases of property, plant and equipment	(3,646,725)	(162,504)	—	(3,809,229)
Proceeds from disposals of property, plant and equipment	10,050	—	—	10,050

Net cash used in investing activities	(3,636,675)	(162,504)	—	(3,799,179)

Cash Flows from financing activities:
Payments on revolving line of credit	(39,484,542)	—	—	(39,484,542)
Borrowings on revolving line of credit	34,235,909	—	—	34,235,909
Checks written in excess of bank balance	(820,496)	—	—	(820,496)
Repayment of long-term debt	(225,000)	—	—	(225,000)
Dividends paid to shareholders	(4,746,848)	—	—	(4,746,848)
Excess tax benefits from stock-based compensation	545,939	—	—	545,939
Redemption and retirement of common stock	(57,751)	—	—	(57,751)
Cash advances and interest on shareholder note receivables	(805,501)	—	—	(805,501)
Issuance of common stock, net of shareholder note receivables	379,220	—	—	379,220

Net cash used in financing activities	(10,979,070)	—	—	(10,979,070)

Effect of exchange rate changes on cash and cash equivalents	—	3,747	—	3,747

Net increase in cash and cash equivalents	4,251,316	1,136,250	—	5,387,566
Cash and cash equivalents at beginning of year	—	1,853,811	—	1,853,811

Cash and cash equivalents at end of year	$4,251,316	$2,990,061	$—	$7,241,377